Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related party transactions

Related party transactions

The following summarizes transactions and arrangements that we have entered into with related parties. The details of the balances between us and related parties as of March 31, 2017 and December 31, 2016 are as follows ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Accounts receivable	$1,945	$2,532
Accounts payable	$5,284	$8,184
Deferred consideration(1)	$—	$1,836
Term Loan(2)	$—	$47,592
Preferred Shares Non-cash PIK Dividends(3)	$—	$106,459

(1)	Playa H&R Holdings B.V., our wholly owned subsidiary, agreed to make payments of $1.1 million per quarter to the selling shareholder of Real Resorts (the “Real Shareholder”) through the quarter ending September 30, 2017.
(2)	The Real Shareholder is one of the lenders under our Term Loan. The Real Shareholder’s portion of the original Term Loan was $50.0 million. The balance is net of the discount on the Term Loan and associated deferred financing costs.
(3)	No Non-cash PIK Dividends had been issued or declared with respect to the Preferred Shares. The total accumulated amounts of Non-cash PIK Dividends payable to the Real Shareholder were $0.0 million and $19.4 million as of March 31, 2017 and December 31, 2016, respectively. The total accumulated amounts of Non-cash PIK Dividends payable to HI Holdings Playa B.V., an affiliate of Hyatt Hotels Corporation (“HI Holdings Playa”), were $0.0 million and $87.1 million as of March 31, 2017 and December 31, 2016, respectively.

Relationship with Hyatt

In connection with the Business Combination, all outstanding Preferred Shares of our Predecessor owned by HI Holdings Playa were purchased at a purchase price of $8.40 per share for $196.0 million in face value and $93.6 million of associated PIK dividends.

Relationship with Real Shareholder

In connection with the Business Combination, all outstanding Preferred Shares of our Predecessor owned by the Real Shareholder were purchased at a purchase price of $8.40 per share for $43.5 million in face value and $20.8 million of associated PIK dividends. Due to the acquisition of the Real Shareholder’s Preferred Shares from our Predecessor, the Real Shareholder is no longer considered a related party and deferred consideration and the Real Shareholder’s portion of the original Term Loan were not considered related party balances as of March 31, 2017.

Transactions with related parties

Transactions between us and related parties during the three months ended March 31, 2017 and 2016 were as follows ($ in thousands):

	Three Months Ended March 31,
	2017	2016
Dividends on the Preferred Shares(1)	$(7,922)	$(10,684)
Deferred consideration accretion(2)	(36)	(47)
Interest expense on related party debt(2)	(372)	(494)
Franchise fees(3)	(4,365)	(3,849)
Lease payments(3)	(309)	(314)

Total transactions with related parties	$(13,004)	$(15,388)

(1)	Included in accretion and dividends of Preferred Shares in the Condensed Consolidated Statements of Operations and Comprehensive Income.
(2)	Included in interest expense in the Condensed Consolidated Statements of Operations and Comprehensive Income.
(3)	Included in direct expense in the Condensed Consolidated Statements of Operations and Comprehensive Income.

Franchise fees relate to resorts currently operating under the all-ages Hyatt Ziva and adults-only Hyatt Zilara brands (the “Hyatt All-Inclusive Resort Brands.”)

One of our offices is owned by our Chief Executive Officer, and we sublease the space at that location from a third party. Lease payments related to this space were $0.3 million and $0.3 million for the three months ended March 31, 2017 and 2016, respectively.

One of our offices in Cancún, Mexico is owned by an affiliate of the Real Shareholder, and we sublease the space from a third party also affiliated with the Real Shareholder. Lease payments related to this space were less than $0.1 million for the three months ended March 31, 2017 and 2016.

Due from Shareholder Amounts receivable from Pace associated with the issuance of the Company’s ordinary shares are accounted for as contra-equity.